Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST /MA/
Prospectus Date	rr_ProspectusDate	May 01, 2013
Class II Shares | Pioneer Emerging Markets VCT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER EMERGING MARKETS VCT PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. YOUR COSTS WOULD BE HIGHER IF FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION WERE INCLUDED. Please consult your insurance company's separate account prospectus or disclosure document for more information.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio turnover rate was 143% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the portfolio for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the portfolio's total annual operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	NUMBER OF YEARS YOU OWN YOUR SHARES (WITH REDEMPTION)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NUMBER OF YEARS YOU OWN YOUR SHARES (WITHOUT REDEMPTION)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers. The portfolio considers emerging market issuers to include: issuers organized under the laws of an emerging market country, issuers with a principal office in an emerging market country, issuers that derive at least 50% of their gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets, and emerging market governmental issuers.

The portfolio invests in at least six emerging markets. The portfolio considers any market that is not developed to be an emerging market. Emerging markets generally will include, but not be limited to, countries included in the Morgan Stanley Capital International (MSCI) Emerging & Frontier Markets Index. The portfolio's investments will not be confined to securities issued by companies included in the index. At the investment adviser's discretion, the portfolio may invest in other emerging markets. The portfolio does not allocate more than 25% of its total assets to any one country but can invest more than 25% of its total assets in a particular region.

The portfolio may invest up to 20% of its total assets in securities of issuers in any developed country (other than the U.S.).

For purposes of the portfolio's investment policies, equity securities include common stocks and securities with common stock characteristics, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), preferred stocks, depositary receipts, warrants and rights. The portfolio may invest in initial public offerings of equity securities. The portfolio may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments, including as a means of managing relative currency exposure.

The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its net assets in debt securities rated below investment grade (known as "junk bonds") or in unrated securities of comparable quality. The portfolio may invest in Brady bonds, which are restructured debt of governmental issuers of emerging market countries.

The portfolio may, but is not required to, use derivatives. The portfolio may use derivatives, including forward foreign currency exchange contracts and stock index futures, for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the portfolio's return as a non-hedging strategy that may be considered speculative. The portfolio may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The portfolio also may hold cash or other short-term instruments.

The portfolio's investment adviser uses a value approach to select the portfolio's investments. The adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values. The adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for long-term revenue, earnings and cash flow growth. In making that assessment, the adviser employs qualitative analysis, quantitative techniques, fundamental research and an evaluation of the issuer based on its financial statements and operations. In addition to analyzing specific securities, the adviser determines the relative attractiveness of investing in different emerging markets. In assessing the investment potential of each country, the adviser considers economic growth prospects, monetary conditions, political risks, currency risk, capital flows and other factors.

		The adviser generally sells a portfolio security when it believes that the security's market value reflects its intrinsic value. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the portfolio. As with any mutual fund, there is no guarantee that the portfolio will achieve its objective.

MARKET RISK. The values of securities held by the portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the portfolio's investments may be negatively affected by the countries experiencing these difficulties. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The portfolio may experience a substantial or complete loss on any individual security.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the portfolio invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the portfolio's return. Emerging markets issuers may be located in parts of the world that have historically been prone to natural disasters.

GEOGRAPHIC FOCUS RISK. To the extent that the portfolio invests from time to time more than 25% of its assets in issuers organized or located in a particular geographic region, the portfolio may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those regions.

CURRENCY RISK. Because the portfolio may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-related investments, the portfolio is subject to currency risk, meaning that the portfolio could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. To the extent that the portfolio enters into forward foreign currency transactions, it may not fully benefit from or may lose money on the transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the portfolio's holdings, or if the counterparty defaults. Such transactions may also prevent the portfolio from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets. The portfolio's ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at prices that are not too costly, the availability of liquid markets, and the adviser's judgment regarding the direction of changes in currency exchange rates.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates, if the issuer or other obligor of a security held by the portfolio fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the portfolio emphasizes, from time to time, investments in a market segment, the portfolio will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a portfolio without the same focus.

DERIVATIVES RISK. Using derivatives can increase portfolio losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the portfolio. Using derivatives may increase the volatility of the portfolio's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the portfolio. Some derivatives have the potential for unlimited loss, regardless of the size of the portfolio's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The portfolio also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

RISKS OF INITIAL PUBLIC OFFERINGS. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the portfolio will have access to IPOs. The purchase of IPO shares may involve high transaction costs.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the portfolio's underlying assets or creates investment risk with respect to a larger pool of assets than the portfolio would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

ETF RISKS. Because the portfolio may invest a portion of its assets in ETFs, its ability to achieve its investment objective may depend on the performance of the ETFs in which it invests. The portfolio is indirectly subject to all of the risks associated with an investment in the ETFs. There can be no assurance that the investment objective of any ETF will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the ETFs in which it invests, and it is subject to business and regulatory developments affecting the ETFs.

PORTFOLIO TURNOVER RISK. If the portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

EXPENSE RISK. Your actual costs of investing in the portfolio may be higher than the expenses shown in "Annual portfolio operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

		An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE PORTFOLIO'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.

The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on May 1, 2000 is based on the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.

The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

		The portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the portfolio by showing how the portfolio has performed in the past. The bar chart shows changes in the performance of the portfolio's Class II shares from calendar year to calendar year. The table shows the average annual total returns for Class II shares of the portfolio over time and compares these returns to the returns of the Morgan Stanley Capital International (MSCI) Emerging Markets Index, a broad-based measure of market performance that has characteristics relevant to the portfolio's investment strategies.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS II SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table do not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 31.81% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -32.03% (10/01/2008 TO 12/31/2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance shown for Class II shares for periods prior to the commencement of operations of Class II shares on May 1, 2000 is based on the performance of Class I shares of the portfolio, reduced to reflect the higher distribution fee of Class II shares.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2012)
Class II Shares | Pioneer Emerging Markets VCT Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.70%
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.71%	[2]
1	rr_ExpenseExampleYear01	174
3	rr_ExpenseExampleYear03	539
5	rr_ExpenseExampleYear05	928
10	rr_ExpenseExampleYear10	2,019
1	rr_ExpenseExampleNoRedemptionYear01	174
3	rr_ExpenseExampleNoRedemptionYear03	539
5	rr_ExpenseExampleNoRedemptionYear05	928
10	rr_ExpenseExampleNoRedemptionYear10	2,019
2003	rr_AnnualReturn2003	57.78%
2004	rr_AnnualReturn2004	18.73%
2005	rr_AnnualReturn2005	37.60%
2006	rr_AnnualReturn2006	35.51%
2007	rr_AnnualReturn2007	42.45%
2008	rr_AnnualReturn2008	(58.30%)
2009	rr_AnnualReturn2009	74.02%
2010	rr_AnnualReturn2010	15.61%
2011	rr_AnnualReturn2011	(23.62%)
2012	rr_AnnualReturn2012	11.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.03%)
1 YEAR	rr_AverageAnnualReturnYear01	11.66%
5 YEARS	rr_AverageAnnualReturnYear05	(6.48%)
10 YEARS	rr_AverageAnnualReturnYear10	13.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.26%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct. 30, 1998
Class II Shares | Pioneer Emerging Markets VCT Portfolio | Morgan Stanley Capital International Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	18.22%
5 YEARS	rr_AverageAnnualReturnYear05	(0.92%)
10 YEARS	rr_AverageAnnualReturnYear10	16.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.78%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct. 30, 1998

[1]	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights" section, which do not include acquired fund fees and expenses.
[2]	Plus Acquired Fund Fees and Expenses